Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 19. Fair Value Measurements

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2012 and 2013:

	Fair Value Measurements at
	December 31, 2012 Using
	Level 1	Level 2	Level 3
		(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$45,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	172	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,273	-
Total	$45,000	1,445	-
Liabilities:
Short-term debt	$-	73,000	-
Total	$-	73,000	-

	Fair Value Measurements at
	December 31, 2013 Using
	Level 1	Level 2	Level 3
		(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$35,684	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	788	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	3,034	-
Total	$35,684	3,822	-
Liabilities:
Short-term debt	$-	105,500	-
Other current liabilities:
Warrant obligation	-	-	1,255
Total	$-	105,500	1,255

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and the associated losses recognized in 2012 (nil in 2013):

	Fair Value Measurements at
	reporting Date Using
					For the
					Year
					Ended
					December
					31, 2012
	December 31,				Impairment
	2012	Level 1	Level 2	Level 3	loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. For such financial assets that do not have a quoted market price, management of the Company reviews the current operating performance of the investee based on evaluation of the latest available financial statements, as well as changes in the industry and market prospects based on publicly available information. The impairment charge recognized in 2012 for the investment in eTurbo Touch Technology Inc. was determined based on the difference between the Company’s carrying value and the proportionate equity interest in the net book value of investee at year end (which was management’s best estimate of the amount to be realized from this investment).

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2011, 2012 and 2013. As stated in Note 2 (h) “Summary of Significant Accounting Policy”-“Goodwill”, for Driver IC reporting unit in 2011 and 2012, the discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units.  Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

The Company performed the fair value measurement, which is categorized in Level 3 as part of the step 1 of the goodwill impairment test, for the Driver IC reporting unit. The Company used a discount rate based on the weighted average cost of capital, which were 23.0% and 21.3% for Driver IC reporting unit as of October 31, 2011 and 2012, respectively, and long-term growth rate were (8)% and 1.1% for Driver IC reporting unit as of October 31, 2011 and 2012, respectively.

Management determined that the fair values of Driver IC reporting unit were approximately $367.4 million and $571.9 million, which exceeded its carrying amount by 7.6% and 54.3%, at October 31, 2011 and 2012, respectively. Therefore, management concluded that goodwill was not impaired and step 2 of the two-step goodwill impairment test was unnecessary.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the year ended December 31, 2012 and 2013.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013:

Warrant
obligation
(in thousands)

Balance at December 31, 2012	$-
Liability for warrant obligation	1,415
Unrealized gain for change in the fair value of the warrant included in earnings	(160)
Balance at December 31, 2013	$1,255
The amount of total gain in 2013 included in earnings attributable to the change in unrealized gain relating to assets and liabilities still held at December 31, 2013	$160

The Company estimated the fair value for warrant obligation based on an external expert’s valuation report. The calculated fair values are estimated by using Binomial Model. The measure is based on significant inputs that are not observable in the market, which are Level 3 inputs. Key valuation assumptions include (a) a risk free rate of 0.58% for the expected terms of 0.81 years is derived from the yield rate of 1 years Zero-Coupon ROC central government bond at the reporting date; (b) an expected volatility of 46.35%, which is based on the average historical volatility of the comparative companies’ publicly traded shares.